Distribution Date:	09/16/22	BBCMS Mortgage Trust 2020-C7
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2020-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	5		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492VAA3	1.079000%	13,198,000.00	8,870,687.21	170,181.19	7,976.23	0.00	0.00	178,157.42	8,700,506.02	30.18%	30.00%
A-2	05492VAB1	2.021000%	115,000,000.00	115,000,000.00	0.00	193,679.17	0.00	0.00	193,679.17	115,000,000.00	30.18%	30.00%
A-3	05492VAD7	2.007000%	38,000,000.00	38,000,000.00	0.00	63,555.00	0.00	0.00	63,555.00	38,000,000.00	30.18%	30.00%
A-4	05492VAE5	1.786000%	75,000,000.00	75,000,000.00	0.00	111,625.00	0.00	0.00	111,625.00	75,000,000.00	30.18%	30.00%
A-5	05492VAF2	2.037000%	270,000,000.00	270,000,000.00	0.00	458,325.00	0.00	0.00	458,325.00	270,000,000.00	30.18%	30.00%
A-SB	05492VAC9	2.029000%	26,000,000.00	26,000,000.00	0.00	43,961.67	0.00	0.00	43,961.67	26,000,000.00	30.18%	30.00%
A-S	05492VAJ4	2.444000%	89,214,000.00	89,214,000.00	0.00	181,699.18	0.00	0.00	181,699.18	89,214,000.00	18.48%	18.38%
B	05492VAK1	3.152000%	28,778,000.00	28,778,000.00	0.00	75,590.21	0.00	0.00	75,590.21	28,778,000.00	14.71%	14.63%
C	05492VAL9	3.717048%	28,779,000.00	28,779,000.00	0.00	89,144.09	0.00	0.00	89,144.09	28,779,000.00	10.94%	10.88%
D	05492VAM7	3.717048%	33,574,000.00	33,574,000.00	0.00	103,996.80	0.00	0.00	103,996.80	33,574,000.00	6.54%	6.50%
E	05492VAQ8	2.250000%	15,349,000.00	15,349,000.00	0.00	28,779.38	0.00	0.00	28,779.38	15,349,000.00	4.53%	4.50%
F	05492VAT2	2.250000%	7,674,000.00	7,674,000.00	0.00	14,388.75	0.00	0.00	14,388.75	7,674,000.00	3.52%	3.50%
G*	05492VAW5	2.250000%	26,860,708.00	26,860,708.00	0.00	50,140.00	0.00	0.00	50,140.00	26,860,708.00	0.00%	0.00%
RRC	BCC2NSMU9	3.717048%	32,308,892.57	32,126,711.42	7,164.68	99,504.34	0.00	0.00	106,669.02	32,119,546.74	0.00%	0.00%
RRI	BM0053612929	3.717048%	8,081,987.66	8,036,415.51	1,792.23	24,890.76	0.00	0.00	26,682.99	8,034,623.28	0.00%	0.00%
R	05492VBM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492VBQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,817,588.23	803,262,522.14	179,138.10	1,547,255.58	0.00	0.00	1,726,393.68	803,083,384.04

X-A	05492VAG0	1.737306%	537,198,000.00	532,870,687.22	0.00	771,466.04	0.00	0.00	771,466.04	532,700,506.02
X-B	05492VAH8	1.100368%	117,992,000.00	117,992,000.00	0.00	108,195.51	0.00	0.00	108,195.51	117,992,000.00
X-E	05492VBC8	1.467048%	15,349,000.00	15,349,000.00	0.00	18,764.76	0.00	0.00	18,764.76	15,349,000.00
X-F	05492VBF1	1.467048%	7,674,000.00	7,674,000.00	0.00	9,381.77	0.00	0.00	9,381.77	7,674,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05492VBJ3	1.467048%	26,860,708.00	26,860,708.00	0.00	32,838.28	0.00	0.00	32,838.28	26,860,708.00
Notional SubTotal			705,073,708.00	700,746,395.22	0.00	940,646.36	0.00	0.00	940,646.36	700,576,214.02

Deal Distribution Total					179,138.10	2,487,901.94	0.00	0.00	2,667,040.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492VAA3	672.12359524	12.89446810	0.60435142	0.00000000	0.00000000	0.00000000	0.00000000	13.49881952	659.22912714
A-2	05492VAB1	1,000.00000000	0.00000000	1.68416670	0.00000000	0.00000000	0.00000000	0.00000000	1.68416670	1,000.00000000
A-3	05492VAD7	1,000.00000000	0.00000000	1.67250000	0.00000000	0.00000000	0.00000000	0.00000000	1.67250000	1,000.00000000
A-4	05492VAE5	1,000.00000000	0.00000000	1.48833333	0.00000000	0.00000000	0.00000000	0.00000000	1.48833333	1,000.00000000
A-5	05492VAF2	1,000.00000000	0.00000000	1.69750000	0.00000000	0.00000000	0.00000000	0.00000000	1.69750000	1,000.00000000
A-SB	05492VAC9	1,000.00000000	0.00000000	1.69083346	0.00000000	0.00000000	0.00000000	0.00000000	1.69083346	1,000.00000000
A-S	05492VAJ4	1,000.00000000	0.00000000	2.03666667	0.00000000	0.00000000	0.00000000	0.00000000	2.03666667	1,000.00000000
B	05492VAK1	1,000.00000000	0.00000000	2.62666655	0.00000000	0.00000000	0.00000000	0.00000000	2.62666655	1,000.00000000
C	05492VAL9	1,000.00000000	0.00000000	3.09753953	0.00000000	0.00000000	0.00000000	0.00000000	3.09753953	1,000.00000000
D	05492VAM7	1,000.00000000	0.00000000	3.09753976	0.00000000	0.00000000	0.00000000	0.00000000	3.09753976	1,000.00000000
E	05492VAQ8	1,000.00000000	0.00000000	1.87500033	0.00000000	0.00000000	0.00000000	0.00000000	1.87500033	1,000.00000000
F	05492VAT2	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	05492VAW5	1,000.00000000	0.00000000	1.86666710	0.00833299	0.10740298	0.00000000	0.00000000	1.86666710	1,000.00000000
RRC	BCC2NSMU9	994.36126913	0.22175567	3.07978182	0.00029156	0.00380112	0.00000000	0.00000000	3.30153749	994.13951346
RRI	BM0053612929	994.36126954	0.22175609	3.07978199	0.00029201	0.00380228	0.00000000	0.00000000	3.30153808	994.13951345
R	05492VBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492VBQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492VAG0	991.94465955	0.00000000	1.43609254	0.00000000	0.00000000	0.00000000	0.00000000	1.43609254	991.62786537
X-B	05492VAH8	1,000.00000000	0.00000000	0.91697327	0.00000000	0.00000000	0.00000000	0.00000000	0.91697327	1,000.00000000
X-E	05492VBC8	1,000.00000000	0.00000000	1.22253958	0.00000000	0.00000000	0.00000000	0.00000000	1.22253958	1,000.00000000
X-F	05492VBF1	1,000.00000000	0.00000000	1.22253974	0.00000000	0.00000000	0.00000000	0.00000000	1.22253974	1,000.00000000
X-G	05492VBJ3	1,000.00000000	0.00000000	1.22253963	0.00000000	0.00000000	0.00000000	0.00000000	1.22253963	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/22 - 08/30/22	30	0.00	7,976.23	0.00	7,976.23	0.00	0.00	0.00	7,976.23	0.00
A-2	08/01/22 - 08/30/22	30	0.00	193,679.17	0.00	193,679.17	0.00	0.00	0.00	193,679.17	0.00
A-3	08/01/22 - 08/30/22	30	0.00	63,555.00	0.00	63,555.00	0.00	0.00	0.00	63,555.00	0.00
A-4	08/01/22 - 08/30/22	30	0.00	111,625.00	0.00	111,625.00	0.00	0.00	0.00	111,625.00	0.00
A-5	08/01/22 - 08/30/22	30	0.00	458,325.00	0.00	458,325.00	0.00	0.00	0.00	458,325.00	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	43,961.67	0.00	43,961.67	0.00	0.00	0.00	43,961.67	0.00
X-A	08/01/22 - 08/30/22	30	0.00	771,466.04	0.00	771,466.04	0.00	0.00	0.00	771,466.04	0.00
X-B	08/01/22 - 08/30/22	30	0.00	108,195.51	0.00	108,195.51	0.00	0.00	0.00	108,195.51	0.00
A-S	08/01/22 - 08/30/22	30	0.00	181,699.18	0.00	181,699.18	0.00	0.00	0.00	181,699.18	0.00
B	08/01/22 - 08/30/22	30	0.00	75,590.21	0.00	75,590.21	0.00	0.00	0.00	75,590.21	0.00
C	08/01/22 - 08/30/22	30	0.00	89,144.09	0.00	89,144.09	0.00	0.00	0.00	89,144.09	0.00
X-E	08/01/22 - 08/30/22	30	0.00	18,764.76	0.00	18,764.76	0.00	0.00	0.00	18,764.76	0.00
X-F	08/01/22 - 08/30/22	30	0.00	9,381.77	0.00	9,381.77	0.00	0.00	0.00	9,381.77	0.00
X-G	08/01/22 - 08/30/22	30	0.00	32,838.28	0.00	32,838.28	0.00	0.00	0.00	32,838.28	0.00
D	08/01/22 - 08/30/22	30	0.00	103,996.80	0.00	103,996.80	0.00	0.00	0.00	103,996.80	0.00
E	08/01/22 - 08/30/22	30	0.00	28,779.38	0.00	28,779.38	0.00	0.00	0.00	28,779.38	0.00
F	08/01/22 - 08/30/22	30	0.00	14,388.75	0.00	14,388.75	0.00	0.00	0.00	14,388.75	0.00
G	08/01/22 - 08/30/22	30	2,656.11	50,363.83	0.00	50,363.83	223.83	0.00	0.00	50,140.00	2,884.92
RRC	08/01/22 - 08/30/22	30	113.04	99,513.76	0.00	99,513.76	9.42	0.00	0.00	99,504.34	122.81
RRI	08/01/22 - 08/30/22	30	28.29	24,893.12	0.00	24,893.12	2.36	0.00	0.00	24,890.76	30.73
Totals			2,797.44	2,488,137.55	0.00	2,488,137.55	235.61	0.00	0.00	2,487,901.94	3,038.46

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount	2,667,040.04
Non-VRR Interest Available Funds (1)	2,533,688.03
VRR Interest Available Funds (1)	133,352.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,500,289.18	Master Servicing Fee	3,781.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,292.90
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.02
ARD Interest	0.00	Operating Advisor Fee	1,228.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,500,289.18	Total Fees	12,151.68

Principal		Expenses/Reimbursements
Scheduled Principal	179,138.10	Reimbursement for Interest on Advances	235.61
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	179,138.10	Total Expenses/Reimbursements	235.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,487,901.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	179,138.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,667,040.04
Total Funds Collected	2,679,427.28	Total Funds Distributed	2,679,427.33

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	803,262,522.14	803,262,522.14	Beginning Certificate Balance	803,262,522.14
(-) Scheduled Principal Collections	179,138.10	179,138.10	(-) Principal Distributions	179,138.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	803,083,384.04	803,083,384.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	803,286,137.07	803,286,137.07	Ending Certificate Balance	803,083,384.04
Ending Actual Collateral Balance	803,083,384.02	803,083,384.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP	Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP
4,999,999 or less	15	47,866,154.12	5.96%	86	3.9830	2.758262	1.59 or less	9	153,987,008.34	19.17%	59	3.4277	0.929907
5,000,000 to 9,999,999	9	69,180,069.03	8.61%	89	3.8998	2.378956	1.60 to 1.69	2	69,490,390.45	8.65%	59	3.6929	1.661394
10,000,000 to 19,999,999	10	142,057,037.95	17.69%	83	3.8935	2.070080	1.70 to 1.79	3	41,556,484.23	5.17%	89	3.9456	1.737183
20,000,000 to 29,999,999	6	129,150,000.00	16.08%	78	3.5736	1.991389	1.80 to 1.89	2	6,174,004.20	0.77%	89	4.1195	1.815913
30,000,000 to 39,999,999	3	108,990,390.45	13.57%	70	3.6950	2.416818	1.90 to 1.99	6	73,020,743.60	9.09%	88	3.9005	1.973344
40,000,000 to 49,999,999	3	135,000,000.00	16.81%	90	3.6172	3.575243	2.00 to 2.49	6	53,530,020.73	6.67%	90	3.6965	2.213069
50,000,000 or greater	3	160,000,000.00	19.92%	66	3.1028	1.999494	2.50 to 2.99	9	146,475,000.00	18.24%	83	3.4915	2.773205
Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392	3.00 or greater	12	248,010,000.00	30.88%	86	3.6072	3.641123
							Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP	Wisconsin	3	7,617,862.14	0.95%	90	3.4540	3.768000
Alabama	1	1,169,285.83	0.15%	90	3.4540	3.768000	Totals	153	803,083,384.04	100.00%	78	3.6212	2.405392
Arizona	11	31,966,999.22	3.98%	89	3.7707	3.494141
									Property Type³
California	9	279,050,390.45	34.75%	65	3.3072	1.829144
Colorado	2	18,025,248.00	2.24%	88	3.9271	3.148907		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	24,382,248.95	3.04%	89	3.8032	3.198309		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	4,999,222.03	0.62%	90	3.4540	3.768000	Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP
Hawaii	1	4,540,000.00	0.57%	89	3.6200	2.994100	Industrial	16	49,499,999.97	6.16%	90	3.8140	3.066800
Indiana	3	5,712,318.34	0.71%	90	3.6053	3.043926	Mixed Use	12	40,249,576.91	5.01%	76	3.5018	1.793047
Kansas	1	3,094,756.49	0.39%	90	3.4540	3.768000	Mobile Home Park	16	36,231,513.31	4.51%	85	4.1128	1.930442
Kentucky	2	6,100,965.94	0.76%	90	4.1000	1.534900	Multi-Family	30	229,570,837.72	28.59%	56	3.5364	1.212914
Michigan	17	55,748,191.23	6.94%	90	3.7039	2.847452	Office	15	215,012,997.20	26.77%	89	3.4622	2.676825
Minnesota	2	2,107,289.25	0.26%	90	4.0310	2.919808	Retail	33	87,716,787.09	10.92%	89	3.8335	2.804813
Missouri	1	2,961,559.10	0.37%	90	3.8900	2.115700	Self Storage	28	133,961,939.38	16.68%	89	3.6673	3.333118
Nevada	3	16,756,000.00	2.09%	89	3.7199	3.626113	Totals	153	803,083,384.04	100.00%	78	3.6212	2.405392
New Jersey	1	4,400,000.00	0.55%	90	3.9800	2.573600
New York	36	126,368,357.70	15.74%	77	3.7179	1.512453
North Carolina	10	19,308,763.08	2.40%	91	3.8036	2.211921
Ohio	1	8,500,000.00	1.06%	91	3.7000	2.577300
Oregon	1	4,450,380.27	0.55%	89	4.3200	1.520000
Pennsylvania	5	9,534,944.12	1.19%	73	3.9866	3.101422
South Carolina	18	64,985,743.57	8.09%	90	3.8997	2.804287
Texas	9	20,726,384.64	2.58%	89	3.8378	3.102728
Virginia	1	9,620,741.23	1.20%	90	3.8000	1.712900
Washington	3	60,116,000.00	7.49%	89	3.7836	3.015795

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP	Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP
	3.2499% or less	4	143,700,000.00	17.89%	63	2.8887	1.923671	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.7499%	15	307,900,390.45	38.34%	85	3.5812	3.039400	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 3.9999%	13	216,436,400.99	26.95%	76	3.8261	2.198576	25 months or greater	49	792,243,651.55	98.65%	79	3.6133	2.415731
	4.0000% to 4.2499%	11	108,386,713.74	13.50%	88	4.1048	1.790484	Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392
	4.2500% to 4.4999%	2	9,850,380.27	1.23%	90	4.2816	2.107070
	4.5000% to 4.7499%	1	1,343,461.63	0.17%	89	4.6500	2.420700
	4.7500% or greater	3	4,626,304.47	0.58%	54	5.0596	1.655717
	Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP	Defeased	3	10,839,732.49	1.35%	54	4.2028	NAP
	80 months or less	6	152,827,304.47	19.03%	35	3.3045	1.524580	Interest Only	28	516,194,000.00	64.28%	73	3.4754	2.485612
81 months to 113 months		43	639,416,347.08	79.62%	89	3.6870	2.628726	355 months or less	21	276,049,651.55	34.37%	89	3.8710	2.285059
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392	Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	86,660,380.27	10.79%	71	3.6816	2.476150				None
	Totals	52	803,083,384.04	100.00%	78	3.6212	2.405392

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	323661001	MF	San Francisco	CA	30/360	2.725%	136,228.50	0.00	0.00	N/A	12/09/24	--	60,000,000.00	60,000,000.00	09/09/22
2	883101072	OF	San Francisco	CA	Actual/360	2.950%	126,992.36	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	09/06/22
2A	323661002				Actual/360	2.950%	25,398.47	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	09/06/22
3	303161374	MF	Tiburon	CA	Actual/360	3.750%	113,020.83	0.00	0.00	N/A	03/08/25	--	35,000,000.00	35,000,000.00	09/08/22
3A	303161376				Actual/360	3.750%	48,437.50	0.00	0.00	N/A	03/08/25	--	15,000,000.00	15,000,000.00	09/08/22
4	323661004	SS	Various	MI	Actual/360	3.710%	159,736.11	0.00	0.00	N/A	03/01/30	--	50,000,000.00	50,000,000.00	09/01/22
5	323661005	IN	Various	SC	Actual/360	3.814%	162,571.75	0.00	0.00	N/A	03/01/30	--	49,500,000.00	49,500,000.00	09/01/22
6	303161364	Various Various		Various	Actual/360	3.454%	133,842.50	0.00	0.00	N/A	03/01/30	--	45,000,000.00	45,000,000.00	09/01/22
7	323661007	SS	Various	Various	Actual/360	3.558%	124,085.25	0.00	0.00	N/A	02/01/30	--	40,500,000.00	40,500,000.00	09/01/22
8	323661008	Various Various		NY	Actual/360	3.480%	59,933.33	0.00	0.00	N/A	03/10/27	--	20,000,000.00	20,000,000.00	09/10/22
8A	323661108				Actual/360	3.480%	59,933.33	0.00	0.00	N/A	03/10/27	--	20,000,000.00	20,000,000.00	09/10/22
9	323661009	OF	Seattle	WA	Actual/360	3.699%	125,806.49	0.00	0.00	01/06/30	09/06/33	--	39,500,000.00	39,500,000.00	09/06/22
10	303161363	OF	Thousand Oaks	CA	Actual/360	3.635%	108,139.33	57,383.36	0.00	N/A	02/06/30	--	34,547,773.81	34,490,390.45	09/06/22
11	323661011	OF	Santa Monica	CA	Actual/360	3.150%	64,286.25	0.00	0.00	N/A	04/05/30	--	23,700,000.00	23,700,000.00	09/05/22
12	323661012	MF	Brooklyn	NY	Actual/360	3.829%	75,835.47	0.00	0.00	N/A	01/05/30	--	23,000,000.00	23,000,000.00	09/05/22
13	323661013	MU	New York	NY	Actual/360	3.486%	64,389.32	0.00	0.00	N/A	12/08/29	--	21,450,000.00	21,450,000.00	09/08/22
14	883101079	RT	San Francisco	CA	Actual/360	4.040%	73,056.67	0.00	0.00	N/A	12/06/29	--	21,000,000.00	21,000,000.00	09/06/22
15	307331206	MF	Astoria	NY	Actual/360	4.070%	58,879.33	0.00	0.00	N/A	12/06/29	--	16,800,000.00	16,800,000.00	09/06/22
16	883101071	MF	Los Angeles	CA	Actual/360	3.770%	53,890.06	0.00	0.00	N/A	02/06/30	--	16,600,000.00	16,600,000.00	09/06/22
17	303161359	OF	Englewood	CO	Actual/360	3.910%	55,217.89	0.00	0.00	N/A	01/01/30	--	16,400,000.00	16,400,000.00	09/01/22
18	323661018	MH	Various	NC	Actual/360	3.900%	50,910.44	23,694.26	0.00	N/A	04/01/30	--	15,159,437.26	15,135,743.00	09/01/22
19	303161369	MF	Bronx	NY	Actual/360	3.970%	48,578.46	0.00	0.00	N/A	04/01/30	--	14,210,000.00	14,210,000.00	08/01/22
20	28002362	MF	Seattle	WA	Actual/360	4.130%	49,789.44	0.00	0.00	N/A	03/06/30	--	14,000,000.00	14,000,000.00	09/06/22
21	307331201	RT	West Columbia	SC	Actual/360	4.180%	44,109.86	18,335.01	0.00	N/A	02/06/30	--	12,254,629.96	12,236,294.95	09/06/22
22	323661022	MH	Various	Various	Actual/360	4.100%	41,219.24	0.00	0.00	N/A	01/01/30	--	11,675,000.00	11,675,000.00	09/01/22
23	300572088	OF	Manassas	VA	Actual/360	3.800%	31,551.32	21,426.48	0.00	N/A	03/06/30	--	9,642,167.71	9,620,741.23	09/06/22
24	28002339	RT	Various	TX	Actual/360	4.200%	35,985.83	0.00	0.00	N/A	01/06/30	--	9,950,000.00	9,950,000.00	09/06/22
25	323661025	SS	Merced	CA	Actual/360	3.590%	30,141.04	0.00	0.00	N/A	02/05/30	--	9,750,000.00	9,750,000.00	09/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	323661026	OF	Cincinnati	OH	Actual/360	3.700%	27,081.94	0.00	0.00	N/A	04/01/30	--	8,500,000.00	8,500,000.00	09/01/22
27	323661027	SS	Phoenix	AZ	Actual/360	3.790%	24,803.44	0.00	0.00	N/A	01/01/30	--	7,600,000.00	7,600,000.00	09/01/22
28	323661028	OF	Albany	NY	Actual/360	3.880%	23,452.89	11,130.56	0.00	N/A	02/01/30	--	7,019,488.22	7,008,357.66	09/01/22
29	883101082	SS	Marion	AR	Actual/360	4.500%	25,390.12	8,557.80	0.00	N/A	03/06/25	12/06/24	6,552,290.29	6,543,732.49	09/06/22
30	307331210	MF	Elizabethtown	KY	Actual/360	4.100%	21,572.39	9,231.51	0.00	N/A	03/06/30	--	6,110,197.45	6,100,965.94	09/06/22
31	28002328	MH	Sanford	FL	Actual/360	4.005%	18,134.02	8,139.68	0.00	N/A	02/06/30	--	5,258,143.88	5,250,004.20	09/06/22
32	323661032	OF	Various	FL	Actual/360	4.250%	19,762.50	0.00	0.00	N/A	03/01/30	--	5,400,000.00	5,400,000.00	09/01/22
33	28002353	SS	Hubbard	OR	Actual/360	4.320%	16,579.54	6,486.62	0.00	N/A	02/06/30	--	4,456,866.89	4,450,380.27	09/06/22
34	323661034	SS	Honolulu	HI	Actual/360	3.620%	14,152.19	0.00	0.00	N/A	02/01/30	--	4,540,000.00	4,540,000.00	09/01/22
35	323661035	MU	Carmel	IN	Actual/360	3.650%	13,860.88	0.00	0.00	N/A	03/01/30	--	4,410,000.00	4,410,000.00	09/01/22
36	323661036	SS	Pennington	NJ	Actual/360	3.980%	15,079.78	0.00	0.00	N/A	03/01/30	--	4,400,000.00	4,400,000.00	09/01/22
37	323661037	OF	Las Vegas	NV	Actual/360	4.200%	15,280.42	0.00	0.00	N/A	01/01/30	--	4,225,000.00	4,225,000.00	09/01/22
38	323661038	RT	New York	NY	Actual/360	4.050%	13,601.25	0.00	0.00	N/A	02/01/30	--	3,900,000.00	3,900,000.00	09/01/22
39	323661039	SS	Apache Junction	AZ	Actual/360	3.400%	10,774.22	0.00	0.00	N/A	02/01/30	--	3,680,000.00	3,680,000.00	09/01/22
40	307331204	MF	Moncks Corner	SC	Actual/360	4.150%	11,629.77	4,897.74	0.00	N/A	02/06/30	--	3,254,346.39	3,249,448.65	09/06/22
41	323661041	SS	Tucson	AZ	Actual/360	3.400%	9,295.69	0.00	0.00	N/A	02/01/30	--	3,175,000.00	3,175,000.00	09/01/22
42	323661042	SS	Festus	MO	Actual/360	3.890%	9,936.04	4,667.92	0.00	N/A	03/01/30	--	2,966,227.02	2,961,559.10	09/01/22
43	323661043	MH	Middletown	PA	Actual/360	5.250%	12,796.94	3,355.02	0.00	N/A	04/01/25	--	2,830,659.49	2,827,304.47	09/01/22
44	323661044	SS	Phoenix	AZ	Actual/360	3.400%	8,505.19	0.00	0.00	N/A	02/01/30	--	2,905,000.00	2,905,000.00	09/01/22
45	323661045	MH	Houston	TX	Actual/360	3.750%	7,381.88	0.00	0.00	N/A	03/01/30	--	2,286,000.00	2,286,000.00	09/01/22
46	323661046	MH	Katy	TX	Actual/360	3.750%	6,490.62	0.00	0.00	N/A	03/01/30	--	2,010,000.00	2,010,000.00	09/01/22
47	307331205	MH	Tucson	AZ	Actual/360	4.650%	5,386.78	1,832.14	0.00	N/A	02/06/30	--	1,345,293.77	1,343,461.63	09/06/22
48	300572087	RT	Becker	MN	Actual/360	4.770%	3,795.33	0.00	0.00	03/06/30	09/06/34	--	924,000.00	924,000.00	09/06/22
49	28002365	RT	Kincheloe	MI	Actual/360	4.750%	3,578.99	0.00	0.00	03/06/30	09/06/34	--	875,000.00	875,000.00	09/06/22
Totals							2,500,289.18	179,138.10	0.00				803,262,522.14	803,083,384.04
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	31,719,545.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	43,813,056.13	29,805,190.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,310,502.31	6,680,663.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,059,538.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,323,747.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,535,863.39	3,083,454.09	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,883,047.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	13,876,709.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	20,537,888.00	6,715,834.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,226,860.00	1,771,851.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,886,325.76	427,889.61	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	29,445.57	0.00
13	64,819,758.20	22,968,608.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,846,400.98	2,741,986.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,402,337.86	1,537,521.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	669,801.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,835,021.11	1,152,550.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,616,229.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	48,547.87	48,547.87	320,280.74	0.00
20	242,387.49	77,517.82	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,542,407.67	826,344.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,099,336.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,131,492.83	624,819.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,005,365.86	496,954.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,130,924.91	636,076.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	950,246.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,115,946.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	771,901.84	292,380.19	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	769,121.14	298,694.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	515,260.69	291,382.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	378,817.79	482,707.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	452,400.00	251,344.47	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	598,406.00	526,632.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	461,350.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	552,806.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	334,208.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	457,204.73	277,355.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	344,249.25	101,228.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	485,080.02	316,781.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	379,511.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	307,586.05	304,807.01	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	398,621.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	206,873.73	53,338.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	83,290.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	81,913.59	40,956.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	23,083.12	0.00
Totals	247,159,345.42	82,784,870.06				0.00	0.00	48,547.87	48,547.87	372,809.43	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621207%	3.603604%	78
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621276%	3.603673%	79
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621344%	3.603741%	80
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621418%	3.603815%	81
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621485%	3.603883%	82
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621559%	3.603956%	83
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621626%	3.604024%	84
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621709%	3.604108%	85
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621776%	3.604174%	86
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621842%	3.604241%	87
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621914%	3.604313%	88
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621980%	3.604379%	89
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	303161369	08/01/22	0	B	48,547.87	48,547.87	320,280.74	14,210,000.00
Totals					48,547.87	48,547.87	320,280.74	14,210,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		119,371,037	119,371,037		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		40,000,000	40,000,000		0	0
> 60 Months		643,712,347	643,712,347		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	803,083,384	803,083,384	0	0	0	0
Aug-22	803,262,522	803,262,522	0	0	0	0
Jul-22	803,441,056	803,441,056	0	0	0	0
Jun-22	803,631,231	803,631,231	0	0	0	0
May-22	803,808,522	803,808,522	0	0	0	0
Apr-22	803,997,497	803,997,497	0	0	0	0
Mar-22	804,173,552	804,173,552	0	0	0	0
Feb-22	804,385,989	804,385,989	0	0	0	0
Jan-22	804,560,732	804,560,732	0	0	0	0
Dec-21	804,734,886	804,734,886	0	0	0	0
Nov-21	804,920,836	804,920,836	0	0	0	0
Oct-21	805,093,776	805,093,776	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	235.61	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	235.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			235.61

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28